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                          U.S. SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                           NOTIFICATION OF LATE FILING

                                   FORM 12b-25

               SEC FILE NUMBER 001-12885 CUSIP NUMBER 053577 10 2

                                   (Check One)

[ ] Form 10-K and Form 10-KSB        [  ] Form 20-F              [  ] Form 11-K
[x] Form 10-Q and Form 10-QSB        [  ] Form N-SAR

         For Period Ended: March 31, 2003

         [ ] Transition Report on Form 10-K
         [ ] Transition Report on Form 20-F
         [ ] Transition Report on Form 11-K
         [x] Transition Report on Form 10-Q
         [ ] Transition Report on Form N-SAR

         For the Transition Period Ended:

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


PART I.  REGISTRANT INFORMATION

Full name of Registrant:  Avenue Entertainment Group, Inc.

Former Name if Applicable:

Address of Principal Executive Office:  10 West 66th Street

City, State and Zip Code:  New York, NY 10023


PART II.  RULES 12b25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.

                           (Check box if appropriate)

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

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[X]      (b) The subject annual report, semi-annual report, transition report on
         Form 10-K and 10-KSB, Form 20-F, Form 11-K, or Form N-SAR, portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q and 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III.  NARRATIVE

State below in reasonable detail the reasons why Form 10-K and Form 10-KSB, 20-F, 11-K, 10-Q and 10-QSB, or N-SAR, or the transition report or portion thereof could not be filed within the prescribed time period.

The Registrant was unable to file its Form 10-Q for the third quarter ended September 30, 2005, due to a turnover of personnel in its Accounting Department.


PART IV.  OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification

                        Gene Feldman         (212)             212-769-3814
                          (Name)          (Area Code)         (Telephone No.)

         (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [ x ] Yes [ ] No

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statement to be included in the subject report or portion thereof?
                  [ ] Yes [x] No

                  If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                        Avenue Entertainment Group, Inc.
                (Name of Registrant as Specified in its Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  November 15, 2003                                Gene Feldman
                                                        Chairman of the Board